Document and Entity Information	Jun. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Bitcoin Depot Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3219029
Entity Address, Address Line One	3343 Peachtree Road NE
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	678
Local Phone Number	435-9604
Entity Information, Former Legal or Registered Name	GSR II Meteora Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001901799
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	418 Broadway
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BTMWW
Security Exchange Name	NASDAQ